Trade and other payables	12 Months Ended
Jun. 30, 2020
Trade and other payables [abstract]
Trade and other payables
18.	Trade and other payables

Group's trade and other payables as of June 30, 2019 and 2018 were as follows:

	June 30, 2020	June 30, 2019
Trade payables	18,718	17,367
Advances from sales, leases and services	2,647	4,512
Construction obligations	407	1,331
Accrued invoices	439	673
Deferred income	142	136
Total trade payables	22,353	24,019
Dividends payable to non-controlling interest	224	204
Taxes payable	159	419
Construction provisions	-	1,451
Other payables	9,105	2,940
Total other payables	9,488	5,014
Total trade and other payables	31,841	29,033
Non-current	2,169	2,505
Current	29,672	26,528
Total	31,841	29,033

The fair value of payables approximates their respective carrying amounts because, due to their short-term nature, the effect of discounting is not considered significant. Fair values are based on discounted cash flows (Level 3).